UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-10085
                                                      ---------

                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------


                     Date of reporting period: June 30, 2006
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                      Market Value
                                         Shares       (Note 1)                                           Shares           (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCK - 98.99%                                              Telecommunications - 14.81%
                                                                       AT&T Inc.                         170,000     $    4,741,300
Aerospace/Defense - 10.55%                                             Motorola, Inc.                    234,000          4,715,100
     Goodrich Corporation                128,300  $    5,169,207       Verizon Communications Inc.       140,000          4,688,600
                                                                                                                      -------------
     The Boeing Corporation               60,000       4,914,600                                                         14,145,000
                                                  ---------------                                                     -------------
                                                      10,083,807   Transportation - 5.41%
                                                  ---------------      FedEx Corp.                        44,200          5,165,212
Chemicals - 5.23%                                                                                                     -------------
     EI du Pont de Nemours & Co.         120,000       4,992,000
                                                  ---------------
                                                                   Total Common Stock (Cost $92,848,170)                 94,572,303
                                                                                                                      -------------
Commercial Services - 4.94%
     Cendant Corp.                       290,000       4,724,100   INVESTMENT COMPANY - 0.92%
                                                  ---------------      Evergreen Institutional Money Market Fund
                                                                       (Cost $875,391)                   875,391            875,391
Computers - 9.49%                                                                                                     -------------
*    EMC Corp.                           393,000       4,311,210
     Hewlett-Packard Company             150,000       4,752,000   Total Investments (Cost $93,723,561) - 99.91%      $  95,447,694
                                                  ---------------  Other Assets Less Liabilities - 0.09%                     90,168
                                                       9,063,210                                                      -------------
                                                  ---------------
Diversified Financial Services - 5.05%                             Net Assets - 100.00%                               $  95,537,862
     Citigroup Inc.                      100,000       4,824,000                                                      =============
                                                  ---------------
                                                                    *  Non-income producing investment.
Electric - 5.02%
     American Electric Power                                       Aggregate  cost for financial  reporting  and federal  income tax
        Company Inc.                     140,000       4,795,000   purposes is the same. Unrealized  appreciation/(depreciation)  of
                                                  ---------------  investments  for  financial  reporting  and  federal  income  tax purposes is as follows:
Food - 5.07%
     Whole Foods Market Inc.              75,000       4,848,000
                                                  ---------------
                                                                   Aggregate gross unrealized appreciation            $   8,208,654
Healthcare - Services - 9.16%                                      Aggregate gross unrealized depreciation               (6,484,521)
     Aetna Inc.                          110,000       4,392,300                                                      -------------
*    Laboratory Corp. of                                           Net unrealized appreciation                        $   1,724,133
        America Holdings                  70,000       4,356,100                                                      =============
                                                  ---------------
                                                       8,748,400
                                                  ---------------
Home Builders - 4.11%
     D.R. Horton, Inc.                   165,000       3,930,300
                                                  ---------------

Miscellaneous Manufacturing - 5.19%
     General Electric Company            150,400       4,957,184
                                                  ---------------

Real Estate Investment Trust - 5.72%
     Host Hotels & Resorts               250,000       5,467,500
                                                  ---------------

Retail - 9.24%
     The Home Depot, Inc.                121,000       4,330,590
     OSI Restaurant Partners Inc.        130,000       4,498,000
                                                  ---------------
                                                       8,828,590
                                                  ---------------


                                                                                                                         (Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006

-------------------------------------------------------------------  --------------------------------------------------------------

-------------------------------------------------------------------  --------------------------------------------------------------

Summary of Investments by Industry                                    Note 1 - Investment Valuation
                                      % of Net             Market
Industry                                Assets             Value      The Fund's  investments  in securities are carried at value.
------------------------------------------------------------------    Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
------------------------------------------------------------------    p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
Aerospace/Defense                      10.55%        $ 10,083,807     over-the-counter  market are generally  valued at the NASDAQ
Chemicals                               5.23%           4,992,000     Official  Closing  Price.  Other  securities  traded  in the
Commercial Services                     4.94%           4,724,100     over-the-counter  market and listed  securities for which no
Computers                               9.49%           9,063,210     sale was reported on that date are valued at the most recent
Diversified Financial Services          5.05%           4,824,000     bid price.  Securities  and assets for which  representative
Electric                                5.02%           4,795,000     market  quotations are not readily  available  (e.g., if the
Food                                    5.07%           4,848,000     exchange  on which the  portfolio  security  is  principally
Healthcare - Services                   9.16%           8,748,400     traded  closes  early  or  if  trading  of  the   particular
Home Builders                           4.11%           3,930,300     portfolio  security  is halted  during  the day and does not
Investment Company                      0.92%             875,391     resume prior to the Fund's net asset value  calculation)  or
Miscellaneous Manufacturing             5.19%           4,957,184     which cannot be  accurately  valued using the Fund's  normal
Real Estate Investment Trust            5.72%           5,467,500     pricing procedures are valued at fair value as determined in
Retail                                  9.24%           8,828,590     good  faith  under  policies  approved  by the  Trustees.  A
Telecommunications                     14.81%          14,145,000     portfolio   security's   "fair   value"  price  may  pricing
Transportation                          5.41%           5,165,212     procedures.  Investment  companies  are  valued at net asset
------------------------------------------------------------------    value.  Instruments  with  maturities of 60 days or less are
Total                                  99.91%        $ 95,447,694     valued at amortized cost, which approximates market value.

The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                            Shares    Market Value                                             Shares   Market Value
                                                        (Note 1)                                                           (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 100.22%                                              Hand/Machine Tools - 1.93%
                                                                        Black & Decker Corporation             4,800  $     405,408
                                                                                                                      -------------
Aerospace/Defense - 4.39%
     Goodrich Corporation                   11,300  $     455,277    Healthcare - Products - 2.28%
     The Boeing Corporation                  5,700        466,887       Johnson & Johnson                      8,000        479,360
                                                    --------------                                                    -------------
                                                          922,164
                                                    --------------   Healthcare - Services - 4.33%
Apparel - 2.31%                                                         Aetna Inc.                            12,000        479,160
     Nike, Inc.                              6,000        486,000    *  Laboratory Corp. of
                                                    --------------          America Holdings                   6,900        429,387
                                                                                                                      -------------
Biotechnology - 2.17%                                                                                                       908,547
*    Amgen, Inc.                             7,000        456,610                                                     -------------
                                                    --------------   Home Builders - 2.16%
                                                                        D.R. Horton, Inc.                     19,000        452,580
Chemicals - 1.98%                                                                                                     -------------
     El Du Pont de
        Nemours & Company                   10,000        416,000    Household Products/Wares - 2.03%
                                                    --------------      The Clorox Company                     7,000        426,790
                                                                                                                      -------------

Commercial Services - 2.17%                                          Media - 4.76%
     Cendant Corporation                    28,000        456,120       The Walt Disney Company               16,000        480,000
                                                    --------------      Time Warner Inc.                      30,000        519,000
                                                                                                                      -------------
Computers - 6.74%                                                                                                           999,000
*    EMC Corporation                        36,000        394,920                                                     -------------
     Hewlett-Packard Company                17,700        560,736    Miscellaneous Manufacturing - 4.36%
     International Business                                             3M Co.                                 6,000        484,620
        Machine Corporation                  6,000        460,920       General Electric Company              13,100        431,776
                                                    --------------                                                    -------------
                                                        1,416,576                                                           916,396
                                                    --------------                                                    -------------
Cosmetics/Personal Care - 2.12%                                      Oil & Gas - 2.34%
     The Procter & Gamble Company            8,000        444,800       Exxon Mobil Corporation                8,000        490,800
                                                    --------------                                                    -------------

Diversified Financial Services - 2.30%                               Pharmaceuticals - 3.84%
     Citigroup Inc.                         10,000        482,400       Merck & Co. Inc.                      11,000        400,730
                                                    --------------      Pfizer Inc.                           17,300        406,031
                                                                                                                      -------------
Electric - 4.57%                                                                                                            806,761
     American Electric Power                                                                                          -------------
        Company Inc.                        14,000        479,500    Real Estate Investment Trusts - 2.39%
     The Southern Company                   15,000        480,750       Host Marriott Corporation             23,000        503,010
                                                    --------------                                                    -------------
                                                          960,250
                                                    --------------   Retail - 12.49%
Financial Services - 2.72%                                              Brinker International, Inc.            12,000       435,600
     Allied Capital Corporation             19,900        572,523       McDonald's Corporation                 12,600       423,360
                                                    --------------      OSI Restaurant Partners, Inc.          12,000       415,200
                                                                        Target Corporation                      9,000       439,830
Food - 11.27%                                                           The Home Depot, Inc.                   12,000       429,480
     Campbell Soup Company                  14,000        519,540       Wal-Mart Stores, Inc.                  10,000       481,700
     H.J. Heinz Company                     11,000        453,420                                                     -------------
     Kellogg Company                        11,000        532,730                                                         2,625,170
     McCormick & Company                                                                                              -------------
        Incorporated                        13,000        436,150
     Whole Foods Market Inc.                 6,600        426,624
                                                    --------------
                                                        2,368,464
                                                    --------------


                                                                                                                         (Continued)

The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                          Market Value
                                            Shares          (Note 1)
-----------------------------------------------------------------------   ----------------------------------------------------------

COMMON STOCKS - (Continued)                                               Summary of Investments by Industry
                                                                                                         % of Net            Market
Semiconductors - 2.25%                                                    Industry                        Assets             Value
     Intel Corporation                      25,000 $     473,750         ----------------------------------------------------------
                                                   --------------         Aerospace/Defense                4.39%          $ 922,164
                                                                          Apparel                          2.31%            486,000
Software - 3.40%                                                          Biotechnology                    2.17%            456,610
     Microsoft Corporation                  12,000        279,600         Chemicals                        1.98%            416,000
*    Oracle Corporation                     30,000        434,700         Commercial Services              2.17%            456,120
                                                   ---------------        Computers                        6.74%          1,416,576
                                                          714,300         Cosmetics/Personal Care          2.12%            444,800
Telecommunications - 6.70%                                                Diversified Financial Services   2.30%            482,400
     AT&T Inc                               18,000        502,020         Electric                         4.57%            960,250
     Motorola, Inc.                         21,000        423,150         Financial Services               2.72%            572,523
     Verizon Communications Inc.            14,400        482,256         Food                            11.27%          2,368,464
                                                   ---------------        Hand/Machine Tools               1.93%            405,408
                                                        1,407,426         Healthcare - Products            2.28%            479,360
                                                   ---------------        Healthcare - Services            4.33%            908,547
Transportation - 2.22%                                                    Home Builders                    2.16%            452,580
     FedEx Corp.                             4,000        467,440         Household Products/Wares         2.03%            426,790
                                                   ---------------        Investment Company               0.19%             40,026
                                                                          Media                            4.76%            999,000
Total Common Stocks (Cost $18,532,204)                 21,058,645         Miscellaneous Manufacturing      4.36%            916,396
                                                   ---------------        Oil & Gas                        2.34%            490,800
                                                                          Pharmaceuticals                  3.84%            806,761
INVESTMENT COMPANY - 0.19%                                                Real Estate Investment Trusts    2.39%            503,010
     Evergreen Institutional Money Market Fund                            Retail                          12.49%          2,625,170
        (Cost $40,026)                      40,026         40,026         Semiconductors                   2.25%            473,750
                                                   ---------------        Software                         3.40%            714,300
                                                                          Telecommunications               6.70%          1,407,426
Total Investments (Cost $18,572,230) - 100.41%     $   21,098,671         Transportation                   2.22%            467,440
Liabilities in Excess of Other Assets - (0.41%)           (85,367)       ----------------------------------------------------------
                                                   ---------------        Total                          100.41%       $ 21,098,671

Net Assets - 100.00%                               $   21,013,304
                                                   ===============

 *   Non-income producing investment.





Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:




Aggregate gross unrealized appreciation            $     3,426,534
Aggregate gross unrealized depreciation                   (900,093)
                                                   ----------------
Net unrealized appreciation                        $     2,526,441
                                                   ================

The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------      -------------------------------------------------------
Note 1 - Investment Valuation

The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.
Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may Fund's normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)     /s/ Mark A. Hillman
                              _________________________________________
                              Mark A. Hillman, Trustee, President, and Principal
                              Executive Officer

Date: August 25, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/ Mark A. Hillman
                              _________________________________________
                              Mark A. Hillman, Trustee, President, and Principal
                              Executive Officer

Date: August 25, 2006




By:  (Signature and Title)    /s/ Fletcher D. Perkins
                              _________________________________________
                              Fletcher D. Perkins, Treasurer and Principal
                              Financial Officer

Date: August 25, 2006